CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ (24,022,085)	$ (4,708,973)	$ (32,172,657)	$ (10,023,891)
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(141,303)	(325)	(180,360)	(920)
Deferred tax (benefit) provision			0	0
Changes in operating assets and liabilities:
Net cash used in operating activities	(7,287,377)	(3,262,366)	(15,997,695)	(9,992,525)
Cash flows from investing activities:
Net cash used in investing activities	(96,733)		(83,155)	(149,560)
Cash flows from financing activities:
Net cash provided by financing activities	35,535,304	340,000	16,294,910	9,351,712
Cash and cash equivalents - beginning of period	9,867,588	9,653,528	9,653,528	10,443,901
Cash and cash equivalents - end of period	38,018,782	6,731,162	9,867,588	9,653,528
AltC Acquisition Corp.
Cash flows from operating activities:
Net income	1,528,369	3,090,679	11,868,205	3,925,770
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(3,952,338)	(5,416,834)	(22,231,067)	(7,277,660)
Unrealized loss on marketable securities held in Trust Account		52,854		68,050
Deferred tax (benefit) provision		(294,084)	(294,084)	294,084
Changes in operating assets and liabilities:
Prepaid expenses	149,860	146,664	(9,892)	835,706
Accrued expenses	412,148	331,764	197,421	21,503
Income taxes payable	654,076	1,410,020	(375,186)	1,177,856
Net cash used in operating activities	(1,207,885)	(678,937)	(10,844,603)	(954,691)
Cash flows from investing activities:
Net cash used in investing activities			224,810,609	1,195,000
Cash flows from financing activities:
Redemptions of common stock			(215,914,673)
Net cash provided by financing activities			(215,914,673)
Net change in cash	(1,207,885)	(678,937)	(1,948,667)	240,309
Cash and cash equivalents - beginning of period	1,628,692	3,577,359	3,577,359	3,337,050
Cash and cash equivalents - end of period	420,807	2,898,422	1,628,692	3,577,359
Supplemental cash flow information:
Cash paid for income taxes			6,761,419	$ 3,128
Non-cash investing and financing activities:
Remeasurement for Class A common stock to redemption amount	$ 1,495,821	$ 3,216,277	14,785,760
Deferred underwriting fee payable			10,500,000
Excise tax liability accrued for common stock redemptions			$ 2,159,147